Share capital	12 Months Ended
Dec. 31, 2011
Share capital [Abstract]
Share capital
Note 27 – Share capital

	2011		2010		2009
All shares are common shares of $2.00 par value each	Shares	$millions	Shares	$millions	Shares	$millions
Authorized share capital	800,000,000	1,600	800,000,000	1,600	800,000,000	1,600

Issued and fully paid share capital	469,250,933	938	443,308,487	887	399,133,216	798
Treasury shares held by Company	(1,478,759)	(3)	(182,796)	(1)	(110,200)	-
Outstanding shares in issue	467,772,174	935	443,125,691	886	399,023,016	798

As of December 31, 2011, the Company's shares are listed on the Oslo Stock Exchange and the New York Stock Exchange.

The Company was incorporated on May 10, 2005 and 6,000 ordinary shares of par value $2.00 each were issued. Since incorporation the number of issued shares has increased from 6,000 to 469,250,933 of par value $2.00 each as of December 31, 2011. The number of shares issued in 2011 was 25,942,446, all due to conversion of convertible debt instruments

A share repurchase program was approved by the Board in 2007 giving the Company the authorization to buy back shares. Shares bought back under the authorization may be cancelled or held as treasury shares. Treasury shares may be held to meet the Company's obligations relating to the share option scheme (see Note 28). As at December 31, 2011 the Company held 1,478,759 treasury shares and net shares outstanding at December 31, 2011 were 467,772,174.